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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



ELFUN DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2005
(UNAUDITED)

                                                                  NUMBER OF
                                                                    SHARES                          VALUE
----------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 54.0%
----------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 54.0%

CONSUMER DISCRETIONARY - 8.9%
Carnival Corp.                                                       68,236                      $      3,410
Comcast Corp. (Class A)                                             134,578                             3,873  (a)
Discovery Holding Co. (Series A)                                     49,128                               709  (a,j)
eBay, Inc.                                                           16,786                               692  (a)
Liberty Global Inc. (Series C)                                       29,554                               761  (a)
Liberty Global, Inc. (Series A)                                      29,554                               800  (a)
Liberty Media Corp. (Series A)                                      458,700                             3,693  (a)
Omnicom Group, Inc.                                                  15,012                             1,255
Target Corp.                                                         28,432                             1,477
The Home Depot, Inc.                                                 97,785                             3,730
Viacom Inc. (Class B)                                                72,785                             2,403
                                                                                                       22,803

CONSUMER STAPLES - 4.8%
Avon Products, Inc.                                                  13,268                               358
Clorox Co.                                                           13,647                               758  (j)
Colgate-Palmolive Co.                                                69,490                             3,668
PepsiCo, Inc.                                                        65,583                             3,719
Sara Lee Corp.                                                       34,118                               647  (j)
The Coca-Cola Co.                                                    56,636                             2,446
Wal-Mart Stores, Inc.                                                15,391                               674
                                                                                                       12,270

ENERGY - 4.7%
Burlington Resources, Inc.                                           32,602                             2,651
Exxon Mobil Corp.                                                    75,818                             4,818
Halliburton Co.                                                      17,059                             1,169
Schlumberger Ltd.                                                    40,593                             3,425
                                                                                                       12,063

FINANCIALS - 9.4%
AFLAC Incorporated                                                   35,255                             1,597  (h)
Alleghany Corp.                                                         933                               285  (a)
American International Group, Inc.                                   75,735                             4,693  (h)
Bank of America Corp.                                                60,655                             2,554
Berkshire Hathaway, Inc. (Class B)                                      494                             1,349  (a)
Citigroup, Inc.                                                      60,654                             2,761
Federal National Mortgage Assoc.                                     64,446                             2,889
HCC Insurance Holdings, Inc.                                         21,608                               617  (j)
MBNA Corp.                                                           56,105                             1,382
Mellon Financial Corp.                                               29,362                               939
Merrill Lynch & Company, Inc.                                        13,647                               837
State Street Corp.                                                   75,818                             3,709  (e)
SunTrust Banks, Inc.                                                  9,477                               658
                                                                                                       24,270

HEALTHCARE - 9.0%
Abbott Laboratories                                                  84,916                             3,600  (h)
Aetna, Inc.                                                          10,732                               925
Amgen, Inc.                                                          36,941                             2,943  (a)
Johnson & Johnson                                                    69,753                             4,414
LIncare Holdings Inc.                                                44,354                             1,821  (a)
Pfizer Inc.                                                         217,598                             5,433
Wyeth                                                                85,114                             3,938
                                                                                                       23,074

INDUSTRIALS - 3.1%
Corinthian Colleges, Inc.                                            33,695                               447  (a,j)
Dover Corp.                                                          82,088                             3,348
Southwest Airlines Co.                                               94,856                             1,409
Tyco International Ltd.                                              75,060                             2,090
Waste Management, Inc.                                               27,414                               784
                                                                                                        8,078

INFORMATION TECHNOLOGY - 13.5%
Automatic Data Processing, Inc.                                      50,798                             2,186
Certegy, Inc.                                                        37,909                             1,517
Checkfree Corp.                                                      13,484                               510  (a)
Cisco Systems, Inc.                                                 125,479                             2,250  (a)
Dell, Inc.                                                           53,065                             1,815  (a)
EMC Corporation                                                     104,250                             1,349  (a)
First Data Corp.                                                    147,623                             5,905  (h)
Intel Corp.                                                         102,734                             2,532
Intuit Inc.                                                          66,075                             2,961  (a)
Microsoft Corp.                                                     239,585                             6,165
Molex Inc. (Class A)                                                121,309                             3,119
Novellus Systems, Inc.                                               53,831                             1,350  (a)
Oracle Corp.                                                        168,695                             2,090  (a)
Yahoo! Inc.                                                          24,884                               842  (a)
                                                                                                       34,591

MATERIALS - 0.6%
Monsanto Co.                                                         23,125                             1,451

TOTAL COMMON STOCK                                                                                    138,600
(COST $125,585)

PREFERRED STOCK - 0.0%*
Zurich Regcaps Funding Trust I                                          105                               106  (b)
(COST $108)

TOTAL DOMESTIC EQUITY                                                                                 138,706
(COST $125,693)

FOREIGN EQUITY - 18.4%

COMMON STOCK - 18.3%

CONSUMER DISCRETIONARY - 1.3%
Accor S.A.                                                            1,317                                67  (j)
Bayerische Motoren Werke AG                                           2,665                               126
Honda Motor Co. Ltd.                                                  1,100                                62
Kingfisher PLC                                                       32,072                               123
Koninklijke Philips Electronics N.V.                                 33,052                               881
Lagardere S.C.A. (Regd.)                                              2,887                               206  (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                 4,303                               356  (j)

Reed Elsevier PLC                                                    38,593                               358
Renault S.A.                                                          2,566                               244
Toyota Motor Corp.                                                   18,098                               830  (j)
                                                                                                        3,253

CONSUMER STAPLES - 1.0%
Carrefour S.A.                                                        6,290                               290  (j)
Diageo PLC                                                           44,161                               637
Nestle S.A. (Regd.)                                                   3,137                               922
Tesco PLC                                                           117,210                               642
                                                                                                        2,491

ENERGY - 1.6%
BG Group PLC                                                         51,040                               486
China Petroleum & Chemical Corp.                                    202,000                                92
Ente Nazionale Idrocarburi S.p.A.                                    36,869                             1,098  (j)
LUKOIL ADR                                                            5,162                               298  (b)
Petroleo Brasileiro S.A. ADR                                          7,107                               453  (j)
Stolt Offshore S.A.                                                  36,030                               418  (a)
Total S.A.                                                            4,695                             1,285  (j)
                                                                                                        4,130

FINANCIALS - 4.9%
Acom Co. Ltd.                                                         6,721                               489  (j)
Aiful Corp.                                                           1,950                               164  (j)
Allianz AG (Regd.)                                                    3,001                               407
AXA S.A.                                                             18,979                               523
Banca Intesa S.p.A.                                                  75,248                               352  (j)
Banco Santander Central Hispano S.A. (Regd.)                         56,673                               747  (j)
Bank of Yokohama Ltd.                                                46,605                               356
BNP Paribas                                                          11,083                               845  (j)
CapitaLand Ltd.                                                     120,000                               223
Credit Agricole S.A.                                                 14,640                               431  (j)
Credit Suisse Group (Regd.)                                          14,026                               623
Hongkong Land Holdings Ltd.                                          83,999                               264
ICICI Bank Ltd. ADR                                                  10,446                               295  (j)
ING Groep N.V.                                                       13,403                               400  (j)
Jardine Matheson Holdings Ltd.                                       11,721                               200
Kookmin Bank                                                          6,687                               395
Lloyds TSB Group PLC                                                 49,438                               408
Manulife Financial Corp.                                                968                                52  (j)
Mitsubishi Estate Co. Ltd. (REIT)                                    45,982                               632  (j)
Mitsubishi UFJ Financial Group, Inc.                                     63                               828  (j)
Mitsui Sumitomo Insurance Co. Ltd.                                   63,000                               730  (j)
Nomura Holdings, Inc.                                                60,499                               940  (j)
Prudential PLC                                                       49,816                               453
Royal Bank of Scotland Group PLC                                     19,445                               553
Sun Hung Kai Properties Ltd. (REIT)                                  54,370                               562
UniCredito Italiano S.p.A.                                          135,689                               767  (j)
                                                                                                       12,639

HEALTHCARE - 1.2%
GlaxoSmithKline PLC                                                  43,622                             1,113
Novartis AG (Regd.)                                                   3,883                               198
Roche Holding AG                                                      7,212                             1,006
Sanofi-Aventis                                                        5,370                               445
Smith & Nephew PLC                                                   33,765                               284
                                                                                                        3,046

INDUSTRIALS - 2.6%
ABB Ltd. (Regd.)                                                     61,498                               451  (a)
Adecco S.A. (Regd.)                                                   4,918                               225
Asahi Glass Co. Ltd.                                                 58,003                               609  (j)
Brambles Industries PLC                                              72,935                               449
Canadian National Railway Co.                                         4,277                               304
Chiyoda Corp.                                                        31,369                               579  (j)
Group 4 Securicor PLC                                                78,394                               210
Group 4 Securicor PLC                                                80,521                               219
Komatsu Ltd.                                                         23,358                               319  (j)
Kubota Corp.                                                         23,000                               159  (j)
Malaysia International Shipping Corp. BHD                            36,713                               181
Reliance Industries Ltd. GDR                                         12,210                               440  (b)
Sandvik AB                                                           12,463                               622
Siemens AG (Regd.)                                                    9,658                               746
SMC Corp.                                                             2,797                               373  (j)
Smiths Group PLC                                                     40,587                               689
Tokyu Corp.                                                          13,000                                69
Wolseley PLC                                                          9,369                               199
                                                                                                        6,843

INFORMATION TECHNOLOGY - 1.5%
Canon, Inc.                                                           2,800                               151
Hoya Corp.                                                            3,600                               120  (j)
Hoya Corp.                                                           12,000                               409  (a)
Nidec Corp.                                                           3,729                               220  (a)
Nidec Corp.                                                           5,129                               306  (j)
Nokia OYJ                                                            49,290                               828
Nortel Networks Corp.                                                29,684                                98  (a,j)
Samsung Electronics Co. Ltd.                                            970                               548
Taiwan Semiconductor Manufacturing Co. Ltd.                         351,273                               564
Telefonaktiebolaget LM Ericsson                                     145,904                               534
                                                                                                        3,778

MATERIALS - 1.6%
Alcan Inc.                                                            2,093                                67  (j)
BASF AG                                                               5,727                               432
BHP Billiton PLC                                                     81,972                             1,328
Cia Vale do Rio Doce ADR                                             18,510                               812
Holcim Ltd. (Regd.)                                                   4,451                               297
Linde AG                                                              3,198                               236
Potash Corp of Saskatchewan                                           1,895                               177
Rio Tinto PLC (Regd.)                                                14,208                               583
Toray Industries Inc.                                                18,999                               101
                                                                                                        4,033

TELECOMMUNICATION SERVICES - 2.1%
America Movil S.A. de C.V. ADR (Series L)                            20,449                               538
France Telecom S.A.                                                  10,483                               302
Telecom Italia S.p.A.                                                37,949                               106
Telefonica S.A.                                                      44,018                               723
Telefonica S.A. ADR                                                     248                                12  (j)
Telenor ASA                                                          31,015                               278
Vodafone Group PLC                                                  275,156                               718
Vodafone Group PLC ADR                                              108,420                             2,816
                                                                                                        5,493

UTILITIES - 0.5%
E.ON AG                                                               7,209                               664
National Grid PLC                                                     7,459                                70
Veolia Environnement                                                 14,487                               613  (j)
                                                                                                        1,347

TOTAL COMMON STOCK                                                                                     47,053
(COST $36,710)

PREFERRED STOCK - 0.1%
Cia Vale do Rio Doce ADR                                              6,205                               241  (j)
(COST $84)

TOTAL FOREIGN EQUITY                                                                                   47,294
(COST $36,794)

                                                                             PRINCIPAL
                                                                               AMOUNT                 VALUE
----------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 24.9%
----------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 3.4%
U.S. Treasury Bonds
5.38%                                             02/15/31                  $      715              $     801  (h)
8.13%                                             08/15/19 - 08/15/21              740                  1,026  (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                             01/15/14                       1,200                  1,226  (h,m)
3.88%                                             04/15/29                         125                    171  (m)
U.S. Treasury Notes
3.88%                                             09/15/10                       1,640                  1,617
4.13%                                             08/15/10                       1,275                  1,269
4.25%                                             08/15/15                       2,545                  2,529
                                                                                                        8,639

FEDERAL AGENCIES - 0.9%
Federal Farm Credit Bank
3.75%                                             01/15/09                         315                    308
Federal Home Loan Bank
2.38%                                             02/15/06                         435                    432  (h)
Federal Home Loan Mortgage Corp.
3.63%                                             09/15/08                         257                    251
4.38%                                             07/17/15                         475                    464  (h)
4.75%                                             12/08/10                         515                    514  (h)
6.75%                                             03/15/31                         175                    221
                                                                                                        2,190

AGENCY MORTGAGE BACKED - 8.3%
Federal Home Loan Mortgage Corp.
4.50%                                             06/01/33 - 10/01/35              305                    291
5.00%                                             07/01/35 - 10/01/35              398                    392
5.50%                                             05/01/20                          24                     24
6.00%                                             04/01/17 - 05/01/35              551                    560
6.50%                                             01/01/27 - 12/01/34              332                    344
7.00%                                             10/01/16 - 02/01/35              120                    126
7.50%                                             11/01/09 - 09/01/33               87                     91
8.00%                                             07/01/26 - 11/01/30               12                     13
8.50%                                             04/01/30 - 05/01/30               42                     46
Federal National Mortgage Assoc.
4.00%                                             05/01/19 - 06/01/19              151                    145
4.50%                                             05/01/18 - 02/01/35            1,129                  1,091
5.00%                                             06/01/20 - 07/01/35              462                    455
5.50%                                             04/01/14 - 08/01/35            1,035                  1,046
6.00%                                             02/01/14 - 08/01/35            1,176                  1,202
6.50%                                             12/01/14 - 02/01/35            1,656                  1,699
7.00%                                             01/01/16 - 05/01/35              438                    458
7.50%                                             12/01/09 - 03/01/34              167                    176
8.00%                                             12/01/11 - 11/01/33              158                    168
8.50%                                             05/01/30 - 05/01/31                8                      9
9.00%                                             06/01/09 - 12/01/22              118                    126
4.50%                                             TBA                            1,570                  1,537  (c)
5.00%                                             TBA                            4,555                  4,496  (c)
5.50%                                             TBA                              685                    685  (c)
6.00%                                             TBA                            4,990                  5,073  (c)
Government National Mortgage Assoc.
4.50%                                             08/15/33 - 09/15/34              285                    275
6.00%                                             04/15/30 - 06/15/35              100                    103
6.50%                                             06/15/24 - 08/15/34              142                    148
7.00%                                             03/15/12 - 06/15/34               82                     86
7.50%                                             07/15/23 - 04/15/28               44                     46
8.00%                                             05/15/30                           3                      3
8.50%                                             10/15/17                          71                     77
9.00%                                             11/15/16 - 12/15/21               62                     68
5.50%                                             TBA                              175                    177  (c)
                                                                                                       21,236

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -
1.3%
Collateralized Mortgage Obligation Trust
(Class B)
4.70%                                             11/01/18                           5                      5  (d,f)
Federal Home Loan Mortgage Corp.
2.88%                                             10/15/18                         239                     19  (g,i)
3.38%                                             12/15/30                         540                     34  (g,i)
4.50%                                             04/15/13 - 03/15/19              527                     60  (g)
4.50%                                             05/15/17 - 11/15/19              175                    170
4.62%                                             10/15/33                          80                     62  (i)
5.00%                                             12/15/13 - 12/01/34            2,088                    331  (g)
5.00%                                             05/15/20 - 11/15/34              715                    687
5.50%                                             04/15/17 - 06/15/33              349                     55  (g)
5.50%                                             10/15/34                          73                     75
5.70%                                             12/15/33                          50                     42  (i)
7.50%                                             01/15/16                          29                     30
7.50%                                             07/15/27                          61                     11  (g)
7.94%                                             06/15/33                         337                    336  (i)
8.00%                                             04/15/20                           3                      3
8.00%                                             02/01/23 - 07/01/24               12                      2  (g)
22.50%                                            09/25/43                         854                      7  (d,g,i)
Federal Home Loan Mortgage STRIPS
4.14%                                             08/01/27                           3                      2  (d,f)
Federal National Mortgage Assoc.
1.16%                                             12/25/42                         247                      6  (g,i)
2.22%                                             06/25/43                         743                     33  (g,i)
3.67%                                             05/25/18                       1,225                     95  (g,i)
3.77%                                             09/25/42                         670                     55  (g,i)
3.82%                                             04/25/17 - 10/25/17              272                     22  (g,i)
3.87%                                             08/25/16                          64                      4  (g,i)
4.00%                                             02/25/28                          17                     16
4.27%                                             06/25/42                         157                     12  (g,i)
4.50%                                             05/25/18                          87                     10  (g)
4.50%                                             12/25/19                          50                     47
4.75%                                             11/25/14                          63                      5  (g)
5.00%                                             02/25/11 - 02/25/32              106                      6  (g)
5.00%                                             03/25/35                          75                     71
5.50%                                             01/25/27                         111                     13  (g)
5.50%                                             07/25/34 - 02/25/35              244                    248  (h)
5.75%                                             02/25/35                         125                    128
6.00%                                             12/25/34                         100                    105
6.50%                                             12/25/34                          61                     64
6.54%                                             09/25/31                         115                    111  (i)
8.00%                                             07/25/14                          38                     40
Federal National Mortgage Assoc. (Class 1)
4.04%                                             11/01/34                          85                     67  (d,f)
Federal National Mortgage Assoc. (Class S)
3.27%                                             02/25/31                         167                     11  (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                             11/25/13                         258                     13  (g)
5.00%                                             10/25/22                          81                     13  (g)
5.50%                                             08/25/33                         305                     71  (g)
8.18%                                             03/25/31                         162                    162  (i)
Federal National Mortgage Assoc. REMIC
(Class B)
5.83%                                             12/25/22                           5                      4  (d,f)
Federal National Mortgage Assoc. STRIPS
(Class 2)
7.50%                                             11/01/23                         126                     30  (g)
8.00%                                             08/01/23 - 07/01/24               27                      6  (g)
8.50%                                             03/01/17 - 07/25/22               11                      2  (g)
9.00%                                             05/25/22                           5                      1  (g)
Government National Mortgage Assoc.
5.00%                                             02/16/34                          65                     62  (h)
Vendee Mortgage Trust
22.29%                                            05/15/33                         553                     14  (d,g,i)
                                                                                                        3,478

ASSET BACKED - 1.4%
American Express Credit Account Master Trust
(Class A)
3.91%                                             09/15/08                         387                    387  (i)
Bank One Issuance Trust
3.59%                                             05/17/10                          25                     25
Bear Stearns Asset Backed Securities Inc.
(Class A)
4.20%                                             01/25/34                          47                     48  (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                             03/25/09                          47                     46
Capital One Master Trust (Class C)
6.70%                                             06/15/11                         100                    105  (b)
Capital One Prime Auto Receivables Trust
(Class A)
3.85%                                             09/17/07                         134                    134  (i)
Carmax Auto Owner Trust
4.35%                                             03/15/10                          64                     64
Chase Credit Card Master Trust (Class A)
3.88%                                             07/15/10                         120                    120  (i)
Chase Funding Mortgage Loan Asset-Backed
Certificates
4.08%                                             03/25/32                          48                     48  (i)
Chase Issuance Trust
4.52%                                             12/15/10                         266                    265
Citibank Credit Card Issuance Trust
3.91%                                             12/17/07                         100                    100  (i)
4.08%                                             03/07/08                         240                    240  (i)
4.45%                                             04/07/10                          59                     58
Countrywide Asset-Backed Certificates
4.26%                                             05/25/33                          16                     16  (i)
Countrywide Asset-Backed Certificates
(Class A)
4.16%                                             04/25/32                          50                     51  (i)
Federal National Mortgage Assoc.
3.95%                                             12/26/31                          28                     28
Fleet Credit Card Master Trust II (Class A)
3.91%                                             04/15/10                         180                    180  (i)
Fleet Home Equity Loan Trust (Class A)
4.05%                                             01/20/33                          41                     41  (i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                             10/15/10                          69                     68
Household Automotive Trust (Class A)
4.09%                                             07/17/09                         405                    406  (i)
MBNA Master Credit Card Trust USA (Class A)
4.03%                                             08/15/08                         700                    701  (i)
Mid-State Trust
7.54%                                             07/01/35                          16                     17
Peco Energy Transition Trust
6.52%                                             12/31/10                          45                     48
Residential Asset Mortgage Products, Inc.
4.07%                                             03/25/34                          72                     72  (i)
Residential Asset Mortgage Products, Inc.
(Class A)
4.11%                                             06/25/32                          77                     77  (i)
Residential Asset Securities Corp.
4.08%                                             07/25/32                          34                     34  (i)
Residential Asset Securities Corp. (Class A)
4.16%                                             07/25/30                          60                     59  (i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                             10/20/10                          43                     42
Wells Fargo Home Equity Trust
3.97%                                             09/25/24                          35                     34  (i)
                                                                                                        3,514

CORPORATE NOTES - 7.5%
Abbey National PLC
7.95%                                             10/26/29                          80                    104
AES Corp.
8.75%                                             06/15/08                         145                    153
AIG SunAmerica Global Financing VII
5.85%                                             08/01/08                         100                    103  (b)
Air Jamaica Ltd.
9.38%                                             07/08/15                          75                     75  (b)
Alberta Energy Co. Ltd.
7.38%                                             11/01/31                          25                     31
Albertson's, Inc.
7.50%                                             02/15/11                          45                     44
Allegiance Corp.
7.00%                                             10/15/26                          35                     39
Allied Waste North America
7.25%                                             03/15/15                         180                    177  (b)
Allstate Life Global Funding Trusts
3.85%                                             01/25/08                         115                    113
ALROSA Finance S.A.
8.88%                                             11/17/14                         100                    119  (b)
Altria Group, Inc.
7.20%                                             02/01/07                          50                     52
America Movil S.A. de C.V.
9.27%                                             01/05/16                       1,400                    129  (d)
American Electric Power Company, Inc.
(Series D)
5.25%                                             06/01/15                          35                     35
American General Corp.
7.50%                                             08/11/10                          80                     89
American General Finance Corp.
4.88%                                             07/15/12                         105                    103
ANZ Capital Trust
4.48%                                             12/31/49                          85                     83  (b)
Appalachian Power Co. (Series G)
3.60%                                             05/15/08                          30                     29
Appalachian Power Co. (Series K)
5.00%                                             06/01/17                          55                     53
Archer-Daniels-Midland Co.
5.38%                                             09/15/35                          55                     54
Assurant, Inc.
6.75%                                             02/15/34                          50                     54
AT&T Corp.
9.05%                                             11/15/11                         135                    152
BAC CAP TRUST V
5.63%                                             03/08/35                          80                     78
Banco Mercantil del Norte S.A.
5.88%                                             02/17/14                          95                     96  (b,i)
Banco Santander Chile
5.38%                                             12/09/14                          90                     90  (b)
Bank of America Corp.
3.88%                                             01/15/08                          50                     49
Bank One Corp.
6.50%                                             02/01/06                          55                     55
Barclays Bank PLC
7.38%                                             06/29/49                         110                    123  (b,i)
Bavaria S.A.
8.88%                                             11/01/10                          60                     66  (b)
BBVA Bancomer Capital Trust I
10.50%                                            02/16/11                         100                    103  (b)
BellSouth Corp.
6.55%                                             06/15/34                          75                     80
Boeing Co.
8.75%                                             09/15/31                          30                     43
British Aerospace Finance, Inc.
7.50%                                             07/01/27                          50                     59  (b)
Burlington Northern Santa Fe Corp.
8.13%                                             04/15/20                          75                     95
Campbell Soup Co.
5.50%                                             03/15/07                          85                     86
Capital One Bank
6.50%                                             06/13/13                          40                     43
Capital One Financial Corp.
8.75%                                             02/01/07                          80                     84
Carolina Power & Light Co.
5.15%                                             04/01/15                          40                     40
5.70%                                             04/01/35                          20                     20
6.13%                                             09/15/33                          70                     75
Case New Holland Inc.
6.00%                                             06/01/09                         240                    230
Cendant Corp.
6.25%                                             01/15/08                          55                     56
Charter One Bank FSB
6.38%                                             05/15/12                          45                     49
Chesapeake Energy Corp.
7.75%                                             01/15/15                         160                    170
China Development Bank
5.00%                                             10/15/15                         100                     99
Citigroup, Inc.
6.63%                                             06/15/32                         165                    187
Clear Channel Communications, Inc.
4.63%                                             01/15/08                          75                     74
CNA Financial Corp.
5.85%                                             12/15/14                         105                    105
CNF Inc.
6.70%                                             05/01/34                          15                     16
Comcast Cable Communications Holdings, Inc.
9.46%                                             11/15/22                         135                    182
Consolidated Natural Gas Co.
5.38%                                             11/01/06                         145                    146
Consumers Energy Co.
5.15%                                             02/15/17                          50                     49
5.80%                                             09/15/35                          55                     54
Consumers Energy Co. (Series L)
5.00%                                             02/15/12                          85                     85
Corp Interamericana de Entretenimiento S.A.
8.88%                                             06/14/15                          70                     69  (b)
Countrywide Home Loans, Inc.
5.63%                                             05/15/07                          75                     76
COX Communications, Inc.
5.45%                                             12/15/14                          80                     80
CSX Transportation, Inc.
9.75%                                             06/15/20                           8                     11
D.R. Horton, Inc.
7.50%                                             12/01/07                          60                     63
DaimlerChrysler NA Holding Corp.
4.05%                                             06/04/08                          50                     49
4.75%                                             01/15/08                          50                     50
DBS Bank Ltd.
5.00%                                             11/15/19                          90                     89  (b,i)
Detroit Edison Co. (Series B)
5.45%                                             02/15/35                          85                     82
Deutsche Telekom International Finance BV
3.88%                                             07/22/08                         225                    221
Dex Media, Inc.
8.50%                                             08/15/10                         215                    227
Digicel Ltd.
9.25%                                             09/01/12                         100                    104  (b)
DirecTV Holdings LLC
6.38%                                             06/15/15                         160                    159  (b)
Dominion Resources Inc. (Series B)
4.13%                                             02/15/08                         145                    143
Dominion Resources Inc. (Series G)
3.66%                                             11/15/06                          80                     79  (k)
Duke Capital LLC
4.30%                                             05/18/06                          85                     85
4.33%                                             11/16/06                          65                     65
5.67%                                             08/15/14                          45                     46
8.00%                                             10/01/19                          60                     72
Echostar DBS Corp.
5.75%                                             10/01/08                         230                    227
El Paso Electric Co.
6.00%                                             05/15/35                          85                     87
Emmis Communications Corp.
9.75%                                             06/15/12                          70                     71  (i)
Enterprise Products Operating LP
4.00%                                             10/15/07                         145                    142
EOP Operating LP (REIT)
7.75%                                             11/15/07                         130                    138
FirstEnergy Corp. (Series B)
6.45%                                             11/15/11                          15                     16
Flextronics International Ltd.
6.25%                                             11/15/14                         240                    239
Ford Motor Credit Co.
6.63%                                             06/16/08                         135                    132
7.00%                                             10/01/13                         135                    125
7.38%                                             10/28/09                         135                    131
Gaz Capital for Gazprom
8.63%                                             04/28/34                         140                    184  (b)
Genentech, Inc.
5.25%                                             07/15/35                          40                     38  (b)
General Mills, Inc.
3.88%                                             11/30/07                          75                     74
Georgia Power Co.
4.88%                                             07/15/07                         105                    105
Gerdau S.A.
8.88%                                             12/31/49                         100                    100  (b)
Goodrich Corp.
7.10%                                             11/15/27                          55                     63
Greater Bay Bancorp
5.25%                                             03/31/08                          85                     85
Grupo Televisa S.A.
6.63%                                             03/18/25                         140                    141
GTE Corp.
6.94%                                             04/15/28                         100                    110
7.51%                                             04/01/09                          55                     59
Halliburton Co.
8.75%                                             02/15/21                          40                     53
HSBC Bank USA NA
3.88%                                             09/15/09                         155                    151
HSBC Capital Funding LP
4.61%                                             12/29/49                         100                     96  (b,i)
HSBC Capital Funding LP (Series 1)
9.55%                                             12/31/49                          85                    101  (b,i)
HSBC Finance Corp.
6.50%                                             11/15/08                          70                     73
6.75%                                             05/15/11                         170                    184
Indosat Tbk PT
7.13%                                             06/22/12                         100                    101  (b)
Intelsat Bermuda Ltd.
8.63%                                             01/15/15                         160                    163  (b)
International Business Machines Corp.
3.80%                                             02/01/08                          55                     54
International Lease Finance Corp.
5.00%                                             04/15/10                          80                     80
iStar Financial, Inc.
4.88%                                             01/15/09                          30                     30
6.00%                                             12/15/10                          30                     31
6.05%                                             04/15/15                          40                     41
7.00%                                             03/15/08                          50                     52
Jefferson Smurfit Corp. US
7.50%                                             06/01/13                         100                     90
Kansas Gas & Electric
5.65%                                             03/29/21                          45                     44 (b)
Kimco Realty Corp. (REIT)
4.82%                                             06/01/14                          55                     54
Kinder Morgan Energy Partners LP
5.13%                                             11/15/14                          65                     64
Kinder Morgan, Inc.
6.50%                                             09/01/12                          85                     91
Kraft Foods, Inc.
4.13%                                             11/12/09                           5                      5
L-3 Communications Corp.
6.38%                                             10/15/15                          85                     86  (b)
Lyondell Chemical Co. (Series A)
9.63%                                             05/01/07                         140                    147
MacDermid, Inc.
9.13%                                             07/15/11                         215                    230
Masco Corp.
6.75%                                             03/15/06                          40                     40
Meritage Homes Corp.
6.25%                                             03/15/15                         245                    224
MGM Mirage
5.88%                                             02/27/14                         250                    238
Midamerican Energy Holdings Co.
3.50%                                             05/15/08                          60                     58
Morgan Stanley
4.75%                                             04/01/14                          80                     77
Motorola, Inc.
4.61%                                             11/16/07                          20                     20
National Power Corp.
8.07%                                             08/23/11                          55                     55  (b,i)
Navistar International Corp. (Series B)
6.25%                                             03/01/12                         250                    238
NB Capital Trust IV
8.25%                                             04/15/27                         140                    151
Nell AF SARL
8.38%                                             08/15/15                         100                     98  (b)
Nelnet, Inc.
5.13%                                             06/01/10                          65                     64
New Cingular Wireless Services Inc.
7.35%                                             03/01/06                          70                     71
8.75%                                             03/01/31                          90                    121
Nexen, Inc.
5.88%                                             03/10/35                          65                     64
Nexstar Broadcasting Group, Inc.
7.00%                                             01/15/14                         160                    144
Nextel Communications, Inc. (Series D)
7.38%                                             08/01/15                         140                    150
Nordea Bank AB
5.42%                                             12/29/49                          45                     45  (b,i)
Norfolk Southern Corp.
6.00%                                             04/30/08                          50                     51
Norfolk Southern Railway Co.
9.75%                                             06/15/20                          22                     32
Northeast Utilities (Series B)
3.30%                                             06/01/08                          35                     34
Northrop Grumman Corp.
4.08%                                             11/16/06                         140                    139
NorthWestern Corp.
5.88%                                             11/01/14                          55                     56
Novelis Inc.
7.25%                                             02/15/15                         160                    151  (b)
Ocean Energy, Inc.
4.38%                                             10/01/07                          50                     50
Odyssey Re Holdings Corp.
7.65%                                             11/01/13                          90                     95
Ohio Power Co. (Series E)
6.60%                                             02/15/33                          35                     39
Pacific Gas & Electric Co.
6.05%                                             03/01/34                          40                     42
PanAmSat Corp.
9.00%                                             08/15/14                         160                    169
Park Place Entertainment.
9.38%                                             02/15/07                         140                    148
Pemex Finance Ltd.
9.03%                                             02/15/11                          50                     55
9.69%                                             08/15/09                         148                    161
Pemex Project Funding Master Trust
6.13%                                             08/15/08                         160                    165
7.38%                                             12/15/14                          15                     17
Pepco Holdings, Inc.
4.50%                                             06/01/10                          60                     60  (i)
5.50%                                             08/15/07                          80                     81
Petrobras International Finance Co.
7.75%                                             09/15/14                          25                     27
Petro-Canada
5.95%                                             05/15/35                         110                    110
Potomac Edison Co.
5.35%                                             11/15/14                          40                     40  (b)
Procter & Gamble - Esop (Series A)
9.36%                                             01/01/21                         125                    163
PSI Energy, Inc.
6.65%                                             06/15/06                          70                     71
Public Service Company of New Mexico
4.40%                                             09/15/08                          80                     79
Puget Energy, Inc.
3.36%                                             06/01/08                          35                     34
5.48%                                             06/01/35                          55                     54
Quest Diagnostics Inc.
6.75%                                             07/12/06                          65                     66
Qwest Corp.
7.63%                                             06/15/15                         200                    204  (b)
Rabobank Capital Funding II
5.26%                                             12/31/49                         115                    115  (b,i)
Rabobank Capital Funding Trust
5.25%                                             12/29/49                          50                     50  (b,i)
RBS Capital Trust I
5.51%                                             09/29/49                          80                     81  (i)
Resona Preferred Global Securities Cayman Ltd.
7.19%                                             12/29/49                         165                    171  (b,i)
Royal Bank of Scotland Group PLC
7.65%                                             08/31/49                          60                     73  (i)
Royal Bank of Scotland Group PLC ADR
9.12%                                             03/31/49                          85                     99
Russian Standard Finance S.A.
7.50%                                             10/07/10                         100                    100  (b)
San Diego Gas & Electric Co.
5.35%                                             05/15/35                          30                     29
SBC Communications, Inc.
5.10%                                             09/15/14                          70                     69
Simon Property Group LP (REIT)
4.60%                                             06/15/10                          55                     54
4.88%                                             08/15/10                          80                     80
Sinclair Broadcast Group, Inc.
8.00%                                             03/15/12                         160                    164
Sprint Capital Corp.
6.00%                                             01/15/07                         130                    132
8.38%                                             03/15/12                          95                    112
8.75%                                             03/15/32                         170                    228
Standard Chartered Bank Hong Kong Ltd.
4.38%                                             12/03/14                          50                     50  (i)
State of Illinois
4.95%                                             06/01/23                          25                     24
5.10%                                             06/01/33                          50                     50
Stewart Enterprises, Inc.
6.25%                                             02/15/13                         175                    166  (b)
Sumitomo Mitsui Banking Corp.
5.63%                                             07/29/49                          40                     40  (b,i)
Telefonos de Mexico S.A. de C.V.
4.50%                                             11/19/08                         350                    345
TELUS Corp.
7.50%                                             06/01/07                         100                    104
8.00%                                             06/01/11                          55                     63
Thomson Corp.
5.50%                                             08/15/35                          55                     54
Time Warner Entertainment Co. LP
8.38%                                             07/15/33                          75                     94
Transcontinental Gas Pipe Line Corp.
6.25%                                             01/15/08                         220                    222
TXU Electric Delivery Co.
5.00%                                             09/01/07                          55                     55
6.38%                                             05/01/12                          45                     48
Tyco International Group S.A.
5.80%                                             08/01/06                         110                    111
Tyson Foods, Inc.
7.25%                                             10/01/06                          60                     62
UBS Preferred Funding Trust I
8.62%                                             10/29/49                          50                     58  (i)
Union Pacific Corp.
6.65%                                             01/15/11                           5                      5
United Rentals North America, Inc.
7.75%                                             11/15/13                         170                    164
United Utilities PLC
6.45%                                             04/01/08                          55                     57
Valero Energy Corp.
3.50%                                             04/01/09                          30                     29
Verizon
6.50%                                             09/15/11                          60                     63
Verizon Global Funding Corp.
7.75%                                             06/15/32                          75                     92
Viacom, Inc.
5.63%                                             05/01/07                          15                     15
VTB Capital S.A.
6.25%                                             07/02/35                         240                    250  (b)
6.58%                                             07/30/07                          50                     52  (i)
Wells Fargo & Co.
5.25%                                             12/01/07                          65                     66
Westar Energy, Inc.
5.15%                                             01/01/17                          35                     35
Westfield Capital Corporation Limited
4.38%                                             11/15/10                          80                     78  (b)
Westlake Chemical Corp.
8.75%                                             07/15/11                         130                    140
Weyerhaeuser Co.
6.13%                                             03/15/07                          62                     63
Wisconsin Electric Power
3.50%                                             12/01/07                          65                     63
Wisconsin Energy Corp.
5.88%                                             04/01/06                          39                     39
WR Berkley Corp.
5.60%                                             05/15/15                          55                     55
                                                                                                       19,256

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.8%
Bank of America Alternative Loan Trust
6.50%                                             07/25/35                          98                    100
Bear Stearns Commercial Mortgage Securities
6.02%                                             02/14/31                         100                    103
CalSTRS Trust
4.13%                                             11/20/12                         149                    147  (b)
CS First Boston Mortgage Securities Corp.
4.73%                                             07/15/37                       1,312                     43  (b,d,i)
CS First Boston Mortgage Securities Corp.
(Class A)
4.51%                                             07/15/37                          79                     78
DLJ Commercial Mortgage Corp.
6.24%                                             11/12/31                         350                    364
GMAC Commercial Mortgage Securities, Inc.
6.42%                                             05/15/35                         342                    355
GMAC Commercial Mortgage Securities, Inc.
(Class X)
4.71%                                             12/10/41                       2,131                     61  (d,i)
Impac CMB Trust (Class A)
4.21%                                             12/25/33                         275                    275  (i)
JPMorgan Chase Commercial Mortgage Securities
Corp.
1.33%                                             01/12/39                       1,163                     51  (b,i)
6.47%                                             11/15/35                          64                     69
JPMorgan Chase Commercial Mortgage Securities
Corp. (Class A)
4.92%                                             10/15/37                          90                     90  (i)
LB-UBS Commercial Mortgage Trust
4.06%                                             09/15/27                         144                    140  (i)
4.51%                                             12/15/29                          74                     73
4.53%                                             01/15/36                         517                     38  (b,d)
4.67%                                             01/18/12                       1,632                     57  (d,i)
4.87%                                             03/15/34                         457                      8  (b,d,i)
6.23%                                             03/15/26                          87                     91
6.45%                                             02/15/40                       1,268                     28  (b,d,i)
8.90%                                             03/15/36                       1,302                     35  (b,d,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.65%                                             11/15/27                         116                    126
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                             07/14/16                          26                     28  (b)
LB-UBS Commercial Mortgage Trust (Class X)
7.00%                                             12/15/39                       1,110                     20  (b,d,i)
Master Alternative Loans Trust
5.00%                                             08/25/18                          74                     10  (g)
6.50%                                             08/25/34 - 05/25/35              330                    339  (h)
Master Alternative Loans Trust (Class 3)
6.50%                                             01/25/35                          88                     91
Morgan Stanley Capital I
6.53%                                             03/15/31                         221                    231
Morgan Stanley Dean Witter Capital I
4.59%                                             04/15/34                         334                      9  (b,d,i)
4.82%                                             10/15/35                         511                     12  (b,d,i)
7.20%                                             10/15/33                         209                    228
Morgan Stanley Dean Witter Capital I (Class X)
1.45%                                             02/01/31                         243                     10  (b,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                             03/15/30                         221                    230
Opteum Mortgage Acceptance Corp.
4.13%                                             02/25/35                         837                    837  (i)
Residential Asset Securitization Trust (Class
A)
4.23%                                             05/25/35                         258                    257  (i)
Structured Asset Securities Corp. (Class X)
2.06%                                             02/25/28                         122                      6  (i)
                                                                                                        4,640

SOVEREIGN BONDS - 0.3%
Government of  Argentina
7.70%                                             08/03/12                          70                     56  (d,i)
Government of Bahamas
6.63%                                             05/15/33                          55                     64  (b)
Government of Brazil
8.25%                                             01/20/34                          70                     70
8.75%                                             02/04/25                          70                     74
Government of Colombia
8.13%                                             05/21/24                          70                     75
Government of Jamaica
9.00%                                             06/02/15                          40                     41
Government of Mexico
6.75%                                             09/27/34                          10                     11
Government of Philippine
8.88%                                             03/17/15                          70                     75
9.50%                                             02/02/30                          70                     75
Government of Uruguay
9.25%                                             05/17/17                         100                    112
Government of Venezuela
7.00%                                             12/01/18                         140                    138
9.25%                                             09/15/27                          70                     83
                                                                                                          874

TOTAL BONDS AND NOTES                                                                                  63,827
(COST $65,064)

                                                                              NUMBER
                                                                             OF SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.9%
----------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                               32,874                    970
Industrial Select Sector SPDR Fund                                             128,942                  3,889

TOTAL EXCHANGE TRADED FUNDS                                                                             4,859
(COST $4,322)

                                                                             NUMBER OF
                                                                             CONTRACTS                VALUE
----------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
----------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
U S Treasury Notes 2Yr.                                                        975,000              $       -
(COST $2)

PUT OPTIONS
Euro Dollar Futures                                                                  5                      2
(COST $1)

TOTAL PURCHASED OPTIONS                                                                                     2
(COST $3)

TOTAL INVESTMENTS IN SECURITIES                                                                       254,688
(COST $231,876)

                                                                               NUMBER
                                                                             OF SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 13.0%
----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.5%
GEI Short Term Investment Fund
3.83%                                                                       11,480,039              $  11,480  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 6.9%

Lending
3.82%                                                                       17,655,106                 17,655  (d,e)

                                                                             PRINCIPAL
                                                                              AMOUNT                  VALUE
----------------------------------------------------------------------------------------------------------------------

REPURCHASE AGGREMENTS - 1.6%
State Street Bank and Trust Co.                                                                                (e)
3.40%                                             10/03/05                      $4,155                 $4,155

TOTAL SHORT-TERM INVESTMENTS                                                                           33,290
(COST $33,290)

TOTAL INVESTMENTS                                                                                     287,978
(COST $265,166)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -                                                          (31,254)
(12.2)%

                                                                                                 ------------
NET ASSETS - 100.0%                                                                                  $256,724
                                                                                                 ============

OTHER INFORMATION

The Elfun Diversified Fund had the following written option contracts open at September 30, 2005:

                                                EXPIRATION DATE/
CALL OPTIONS                                      STRIKE PRICE          NUMBER OF CONTRACTS         VALUE
----------------------------------------------------------------------------------------------------------------------

U S Treasury Notes 10Yr. Futures                Oct 2005/101.68               220,000                $-
(Written Option Premium $2)

----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------

The Elfun Diversified Fund had the following long futures contracts open at September 30, 2005:

                                                                                        CURRENT         UNREALIZED
                                                     EXPIRATION         NUMBER OF       NOTIONAL       APPRECIATION
DESCRIPTION                                             DATE            CONTRACTS        VALUE         /DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
US Treasury Notes 5Yr. Futures                      December 2005          25            $2,671            $(17)

The Elfun Diversified Fund had the following
Short futures contracts open at September 30, 2005:

                                                                                        CURRENT         UNREALIZED
                                                     EXPIRATION         NUMBER OF       NOTIONAL       APPRECIATION
DESCRIPTION                                             DATE            CONTRACTS        VALUE         /DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                             December 2005           1            $(309)             $(2)
U S Treasury Notes 10Yr. Futures                    December 2005           5            (550)                2
                                                                                                       ---------------
                                                                                                           $(17)
                                                                                                       ===============

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2005

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $5,433 or 2.12% of net assets for the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2005.

(j)  All or a portion of the security is out on loan.

(k)  Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m)  Treasury Inflated Securities.

*    Less than 0.1%

            Abbreviations:

ADR         American Depository Receipt
GDR         Global Depository Receipt
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  November 29, 2005